CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Operating activities
Net income	59,823	80,880	50,404	133,314
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	103,513	123,741	157,219	143,640
Net (gain)/loss on disposal of property, plant and equipment	(1,898)	2,836	(938)	(1,315)
Net gain on disposal of prepaid leases	0	0	0	(3,799)
Write-off of property, plant and equipment	4,058	14,920	690	1,791
Impairment on inventories	4,108	7,037	6,920	6,095
Deferred tax charge	(2,732)	(23,854)	(652)	0
Changes in operating assets and liabilities:
Trade receivables	25,553	(12,120)	(12,106)	(28,666)
Inventories	26,812	(16,628)	(17,574)	(49,530)
Deposits, prepayment and other receivables	(13,772)	7,332	(12,158)	3,382
Trade payables	29,472	(46,008)	(6,023)	(8,027)
Other payables and accruals	12,212	891	34,299	27,044
Tax payables	416	19,276	16,547	37,711
Net cash provided by operating activities	247,566	158,303	216,628	261,640
Investing activities
Purchase of property, plant and equipment	(87,224)	(54,436)	(126,167)	(225,904)
Proceeds from disposal of property, plant and equipment	29,665	6,634	5,252	2,405
Proceeds from disposal of prepaid leases	0	0	0	3,919
Deposits for purchase of property, plant and equipment	(15,690)	(2,325)	(12,813)	(8,001)
Net loss on disposals of subsidiaries	(165)	0	0	0
Net cash used in investing activities	(73,414)	(50,127)	(133,728)	(227,581)
Financing activities
Net cash inflow from the merger transaction	0	0	0	58,160
Repurchases of shares	(2,841)	(63,404)	(92,025)	0
Proceeds from bank borrowings	220,809	195,214	379,465	464,651
Repayment of bank borrowings	(280,783)	(204,324)	(392,309)	(408,917)
Repayment of capital lease obligations	(303)	0	(5,311)	(9,718)
Dividends paid	0	0	0	(70,000)
Net cash provided by/(used in) financing activities	(63,118)	(72,514)	(110,180)	34,176
Effect of exchange rate changes on cash and cash equivalents	(990)	3,377	7,341	218
Net increase/(decrease) in cash and cash equivalents	111,034	35,662	(27,280)	68,235
Cash and cash equivalents, beginning of year	199,818	309,862	219,757	151,304
Cash and cash equivalents, end of year	309,862	348,901	199,818	219,757
Supplementary disclosures of cash flow information:
Interest paid, net	1,393	886	2,477	2,883
Income taxes (received)/paid	5,660	8,312	916	(4,605)